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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2008 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                       AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.3%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.9%
Alabama Public School & College Authority (Series D)
5.75%                                                   08/01/13                    $    5,000             $    5,230
Alabama Water Pollution Control Authority (Series A)
(AMBAC Insured)
4.75%                                                   08/15/21                         5,000                  4,914 (n)
City of Birmingham (Series C)
5.25%                                                   05/01/17                         3,395                  3,576
City of Birmingham AL (Series B)
5.25%                                                   06/01/24                         2,240                  2,332 (m)
East Alabama Health Care Authority (Series B)
5.00%                                                   09/01/33                         5,500                  5,473
Montgomery BMC Special Care Facilities Financing
Authority (Series A) (MBIA Insured)
5.00%                                                   11/15/20                         8,375                  8,987 (m,n)
Montgomery Medical Clinic Board
5.25%                                                   03/01/31 - 03/01/36              3,000                  2,625
                                                                                                               33,137

ALASKA - 0.2%
City of Anchorage AK (MBIA Insured)
6.50%                                                   12/01/10                         2,825                  3,059 (n)

ARIZONA - 2.5%
Arizona State Transportation Board
5.00%                                                   07/01/19                         5,345                  5,691
Arizona State University (FSA Insured)
5.25%                                                   07/01/15                         5,000                  5,350 (n)
City of Phoenix (Series B)
5.00%                                                   07/01/19                         5,000                  5,347
City of Scottsdale AZ
5.00%                                                   07/01/24                         5,000                  5,161 (m)
Maricopa County Industrial Development Authority
5.50%                                                   07/01/26                         7,500                  7,527
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                   06/01/16                         2,145                  2,270 (n)
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                   07/01/23 - 07/01/24              7,260                  7,957 (n)
Salt River Project Agricultural Improvement & Power
District (Series A)
5.00%                                                   01/01/38                         5,000                  5,068
                                                                                                               44,371

CALIFORNIA - 7.3%
Abag Finance Authority for Nonprofit Corporations
5.00%                                                   12/01/37                         7,940                  7,201
Bay Area Toll Authority (Series F)
5.00%                                                   04/01/31                        10,000                 10,147
California Health Facilities Financing Authority
(Series A)
5.25%                                                   11/15/46                        10,000                  9,773
Chino Basin Regional Financing Authority/C.A.
(Series A) (AMBAC Insured)
5.00%                                                   11/01/38                         4,000                  3,908 (n)
Coast Community College District (FSA Insured)
5.12%                                                   08/01/33                         8,750                  6,667 (d,n)
Foothill-De Anza Community College District (Series A)
(AMBAC Insured)
4.50%                                                   08/01/31                         5,000                  4,712 (n)
Los Angeles Department of Water & Power (AMBAC Insured)
5.00%                                                   07/01/32                         5,000                  5,043 (n)
Los Angeles Department of Water & Power (Series A)
(AMBAC Insured)
5.00%                                                   07/01/37                         5,000                  5,022 (n)
Port of Oakland (Series M) (FGIC Insured)
5.25%                                                   11/01/16 - 11/01/17             13,800                 14,934 (m,n)
San Diego Unified School District (Series E)
(FSA Insured)
5.25%                                                   07/01/17 - 07/01/19              8,795                  9,486 (n)
San Francisco Bay Area Transit Financing Authority
(Series B)
5.00%                                                   08/01/27                         5,000                  5,169
San Francisco City & County Airports Commission
5.25%                                                   05/01/26                         3,000                  3,037
State of California
5.00%                                                   08/01/28 - 04/01/38             39,970                 39,541
University of California (AMBAC Insured)
5.00%                                                   05/15/34                         2,225                  2,233 (n)
University of California (Series A) (AMBAC Insured)
5.00%                                                   05/15/34                         3,775                  4,054 (m,n)
                                                                                                              130,927

COLORADO - 1.4%
Colorado Health Facilities Authority
5.25%                                                   11/15/27                         6,465                  6,357
Colorado Water Resources & Power Development Authority
(Series A)
5.25%                                                   09/01/17 - 09/01/18              5,880                  6,196
E-470 Public Highway Authority (Series A)
(MBIA Insured)
5.75%                                                   09/01/35                         4,000                  4,301 (m,n)
University of Colorado Hospital Authority (Series A)
5.25%                                                   11/15/39                         9,000                  8,266
                                                                                                               25,120

CONNECTICUT - 4.0%
City of Stamford CT
5.25%                                                   07/15/11                         3,450                  3,454
Connecticut State Health & Educational Facility
Authority (Series M)
5.00%                                                   07/01/34                         1,000                  1,000
Connecticut State Health & Educational Facility
Authority (Series Y)
5.00%                                                   07/01/35                         6,000                  6,085
Connecticut State Health & Educational Facility
Authority (Series Z)
5.00%                                                   07/01/42                        10,000                 10,118
Mashantucket Western Pequot Tribe (Series A)
6.50%                                                   09/01/31                         5,000                  4,929 (b)
Mashantucket Western Pequot Tribe (Series B)
5.70%                                                   09/01/12                         2,500                  2,513 (b)
5.75%                                                   09/01/18                         9,500                  9,470 (b)
South Central Regional Water Authority Water System
Revenue (MBIA Insured)
5.00%                                                   08/01/27                         5,000                  5,039 (n)
State of Connecticut (MBIA Insured)
6.00%                                                   10/01/09                         5,250                  5,472 (n)
State of Connecticut (Series C)
5.25%                                                   10/15/13                         1,250                  1,275 (m)
State of Connecticut (Series D)
5.50%                                                   12/01/08                        10,890                 11,014
State of Connecticut (Series E)
5.00%                                                   12/15/18                        10,000                 10,711
                                                                                                               71,080

DISTRICT OF COLUMBIA - 1.1%
District of Columbia (MBIA Insured)
5.25%                                                   06/01/27                         6,600                  6,689 (n)
5.75%                                                   09/15/20                         5,000                  5,153 (n)
District of Columbia (Series B) (FSA Insured)
5.25%                                                   06/01/26                         4,555                  4,617 (n)
District of Columbia Water & Sewer Authority (Series A)
5.00%                                                   10/01/34                         3,000                  3,029
                                                                                                               19,488

FLORIDA - 3.7%
Brevard County Health Facilities Authority
5.00%                                                   04/01/34                         6,000                  5,491
County of Seminole
5.00%                                                   10/01/25                         8,195                  8,395
Florida State Board of Education (Series B)
5.38%                                                   06/01/16                        10,000                 10,714
Florida State Board of Education (Series D)
4.50%                                                   06/01/21                         5,000                  5,001
Hillsborough County Industrial Development Authority
(Series A)
5.00%                                                   10/01/18                         5,000                  4,980
5.25%                                                   10/01/24                         5,500                  5,482
Hillsborough County Industrial Development Authority
(Series B)
5.25%                                                   10/01/15                         5,130                  5,271
Jacksonville Econonomic Development Commission (Series A)
5.50%                                                   11/15/36                         5,000                  5,054
North Broward Hospital District
5.70%                                                   01/15/16                         1,915                  2,051 (m)
Orlando Utilities Commission
5.00%                                                   10/01/19                         3,000                  3,151
South Miami Health Facilities Authority
5.25%                                                   11/15/33                         6,380                  6,840 (m)
Tampa Bay Water Regional Water Supply Authority
5.00%                                                   10/01/38                         3,000                  3,016
                                                                                                               65,446

GEORGIA - 5.1%
City of Atlanta GA (FSA Insured)
5.75%                                                   11/01/27                         5,000                  5,513 (n)
City of Atlanta GA (Series B) (FSA Insured)
5.25%                                                   01/01/33                         4,000                  4,074 (n)
City of Augusta GA (FSA Insured)
5.25%                                                   10/01/34                         8,500                  8,773 (n)
County of Fulton GA (FGIC Insured)
5.00%                                                   01/01/30                         5,000                  5,019 (n)
5.25%                                                   01/01/35                        10,500                 10,645 (n)
De Kalb County GA
5.00%                                                   10/01/28                         6,500                  6,774 (m)
De Kalb County GA (Series B) (FSA Insured)
5.25%                                                   10/01/32                        15,000                 16,059 (n)
Fayette County School District (FSA Insured)
4.94%                                                   03/01/22                         2,520                  2,240 (d,n)
4.99%                                                   03/01/23                         2,290                  2,032 (d,n)
Henry County Hospital Authority (MBIA Insured)
5.00%                                                   07/01/24                         1,865                  1,918 (n)
Marietta Development Authority
5.00%                                                   09/15/29                         2,365                  2,224
Private Colleges & Universities Authority
5.25%                                                   06/01/18 - 06/01/20              5,250                  5,511
Private Colleges & Universities Authority (MBIA Insured)
6.50%                                                   11/01/15                         4,010                  4,557 (l,n)
Private Colleges & Universities Authority (Series A)
6.00%                                                   06/01/21                         2,410                  2,444
South Regional Joint Development Authority
4.50%                                                   08/01/39                         3,000                  2,756
State of Georgia (Series D)
6.50%                                                   08/01/08                             5                      5
6.50%                                                   08/01/08                         2,495                  2,504 (l)
State of Georgia (Series E)
5.00%                                                   08/01/22                         7,000                  7,381
                                                                                                               90,429

HAWAII - 0.5%
City & County of Honolulu HI (Series A)
6.00%                                                   01/01/12                         1,265                  1,373
6.00%                                                   01/01/12                           735                    800 (l)
State of Hawaii (FSA Insured)
5.75%                                                   02/01/14                         6,500                  7,218 (n)
                                                                                                                9,391

IDAHO - 1.0%
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%                                                   07/15/22 - 07/15/24             18,000                 18,731 (n)

ILLINOIS - 2.2%
County of Cook IL (Series C) (AMBAC Insured)
5.50%                                                   11/15/26                        10,000                 10,866 (m,n)
Illinois Finance Authority (Series A)
5.50%                                                   08/15/43                         5,000                  5,488 (m)
Illinois Health Facilities Authority
6.13%                                                   11/15/22                         3,500                  3,752 (m)
Metropolitan Pier & Exposition Authority (MBIA Insured)
4.51%                                                   06/15/19                         4,000                  3,513 (d,n)
4.73%                                                   06/15/22                         4,505                  3,085 (d,n)
Southwestern Illinois Development Authority
(MBIA Insured)
5.00%                                                   10/01/21                         4,000                  4,210 (n)
University of Illinois (FGIC Insured)
5.25%                                                   04/01/32                         2,540                  2,557 (n)
5.25%                                                   04/01/32                         5,960                  6,288 (m,n)
                                                                                                               39,759

INDIANA - 1.7%
Delaware County Hospital Authority
5.25%                                                   08/01/36                         3,250                  2,703
Indiana Health & Educational Facilities Finance
Authority (Series A)
5.25%                                                   02/15/40                        10,000                  9,498
Indiana Health Facility Financing Authority (Series A)
(AMBAC Insured)
5.38%                                                   03/01/34                         5,500                  5,630 (n)
Indiana Transportation Finance Authority
5.50%                                                   12/01/20                         5,000                  5,301 (m)
Indianapolis Local Public Improvement Bond Bank
(Series A)
6.00%                                                   01/01/15                         2,425                  2,565 (m)
Merrillville Multi School Building Corp.
5.25%                                                   07/15/28                         5,000                  4,969
                                                                                                               30,666

KANSAS - 0.3%
University of Kansas Hospital Authority
5.63%                                                   09/01/32                         4,150                  4,522 (m)

KENTUCKY - 1.6%
Kentucky Turnpike Authority (Series B) (AMBAC Insured)
5.00%                                                   07/01/26                         5,000                  5,119 (n)
Louisville & Jefferson County Metropolitan Government
5.25%                                                   10/01/36                        19,000                 17,780
University of Kentucky (Series Q) (FGIC Insured)
5.25%                                                   05/01/20                         4,545                  4,748 (m,n)
                                                                                                               27,647

LOUISIANA - 1.4%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%                                                   07/01/33                        10,925                 11,059 (n)
Louisiana Public Facilities Authority (Series A)
(MBIA Insured)
5.38%                                                   05/15/16                         7,870                  8,514 (m,n)
Parish of St. John Baptist (Series A)
5.13%                                                   06/01/37                         5,550                  4,968
                                                                                                               24,541

MAINE - 0.5%
Maine Health & Higher Educational Facilities Authority
(Series C)
5.13%                                                   07/01/31                         5,000                  5,050
Maine Health & Higher Educational Facilities Authority
(Series D) (FSA Insured)
5.50%                                                   07/01/23                            55                     55 (n)
Maine Municipal Bond Bank (Series B)
5.50%                                                   11/01/21                         3,325                  3,582 (m)
                                                                                                                8,687

MARYLAND - 2.7%
County of Montgomery MD (Series A)
5.00%                                                   05/01/20                         7,710                  8,213
County of Prince Georges MD (Series A)
5.00%                                                   10/01/22                         6,820                  7,347 (m)
Maryland Health & Higher Educational Facilities
Authority
5.13%                                                   11/15/34                         7,200                  7,775 (m)
5.25%                                                   05/15/46                         4,000                  3,763
Maryland Health & Higher Educational Facilities
Authority (Series A)
5.00%                                                   07/01/32                        10,000                 10,108
University System of Maryland (Series A)
5.25%                                                   04/01/17                         4,380                  4,584
5.25%                                                   04/01/17                         5,655                  6,040 (m)
                                                                                                               47,830

MASSACHUSETTS - 4.4%
Commonwealth of Massachusetts (Series B)
5.50%                                                   11/01/08                        18,035                 18,251
Massachusetts Health & Educational Facilities Authority
5.00%                                                   07/15/35                         7,250                  7,379
Massachusetts State Turnpike Authority (Series B)
(MBIA Insured)
5.13%                                                   01/01/23 - 01/01/37             20,500                 20,693 (n)
Massachusetts State Water Pollution Abatement (Series 6)
5.63%                                                   08/01/18                         6,885                  7,357 (m)
Massachusetts Water Resources Authority (Series A)
6.50%                                                   07/15/08 - 07/15/19             23,370                 25,638 (l)
                                                                                                               79,318

MICHIGAN - 2.7%
Detroit MI (Series A) (FSA Insured)
5.25%                                                   07/01/21 - 07/01/22              4,545                  4,849 (n)
Detroit MI (Series A) (MBIA Insured)
5.00%                                                   07/01/27                         7,145                  7,157 (n)
Detroit MI (Series D) (MBIA Insured)
5.00%                                                   07/01/33                         5,000                  4,902 (n)
Grand Rapids MI (FGIC Insured)
5.25%                                                   01/01/17                         3,000                  3,094 (n)
Michigan Municipal Bond Authority
5.25%                                                   10/01/17                         6,465                  6,839
Michigan State Hospital Finance Authority
5.38%                                                   12/01/30                         2,000                  2,016
Muskegon Heights Public Schools (MBIA Insured)
5.00%                                                   05/01/24                         2,650                  2,720 (m,n)
State of Michigan (FSA Insured)
5.25%                                                   09/15/27                         5,000                  5,226 (n)
State of Michigan (Series A)
5.50%                                                   11/01/18                         6,000                  6,685
State of Michigan (Series A) (MBIA Insured)
5.00%                                                   11/01/26                         4,000                  4,046 (n)
                                                                                                               47,534

MINNESOTA - 1.0%
State of Minnesota
5.00%                                                   08/01/12 - 08/01/18             15,790                 17,014

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                                   09/01/14                         7,500                  8,263

MISSOURI - 0.1%
Missouri State Health & Educational Facilities
Authority
5.25%                                                   05/15/23                         2,300                  2,334

NEBRASKA - 0.3%
Omaha Public Power District (Series A)
5.00%                                                   02/01/39                         5,000                  5,027

NEVADA - 0.9%
County of Clark
5.50%                                                   07/01/20                         7,565                  7,962 (m)
County of Clark (MBIA Insured)
5.50%                                                   07/01/30                         6,500                  6,847 (m,n)
Las Vegas Special Improvement District No 707
(Series A) (FSA Insured)
5.55%                                                   06/01/16                         1,770                  1,821 (n)
                                                                                                               16,630

NEW JERSEY - 8.0%
Cape May County Municipal Utilities Authority
(Series A) (FSA Insured)
5.75%                                                   01/01/15 - 01/01/16              8,500                  9,542 (n)
Essex County Improvement Authority (FSA Insured)
5.25%                                                   12/15/17                         9,765                 10,401 (n)
5.25%                                                   12/15/17                           235                    257 (m,n)
New Jersey Economic Development Authority
5.75%                                                   06/15/29                         3,000                  2,897
New Jersey Economic Development Authority (Series Y)
5.00%                                                   09/01/33                         3,000                  2,991
New Jersey Environmental Infrastructure Trust
5.25%                                                   09/01/21                         6,465                  7,118
New Jersey Health Care Facilities Financing Authority
5.25%                                                   01/01/36                         4,500                  4,567
New Jersey State Educational Facilities Authority
5.25%                                                   07/01/32                         2,625                  2,836 (m)
New Jersey State Educational Facilities Authority
(Series D)
5.25%                                                   07/01/19                         4,000                  4,423
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                   01/01/16                         7,910                  8,935 (n)
6.50%                                                   01/01/16                        42,050                 47,682 (l,n)
New Jersey Transportation Trust Fund Authority
(FSA Insured)
5.75%                                                   12/15/14                         4,610                  5,204 (l,n)
5.75%                                                   12/15/14                         1,390                  1,545 (n)
New Jersey Transportation Trust Fund Authority (Series C)
5.50%                                                   06/15/19 - 06/15/24             31,280                 34,279 (m)
                                                                                                              142,677

NEW MEXICO - 0.6%
New Mexico Hospital Equipment Loan Council (Series A)
5.50%                                                   08/01/25 - 08/01/30             10,750                 11,537 (m)

NEW YORK - 10.5%
Albany Industrial Development Agency (Series A)
5.25%                                                   11/15/27 - 11/15/32              6,500                  6,162
City of New York
5.13%                                                   12/01/22                         6,000                  6,280
City of New York (Series B)
5.25%                                                   08/01/13                             5                      5
City of New York NY (Series J)
5.00%                                                   06/01/26 - 06/01/28             25,270                 25,567
New York City Industrial Development Agency
(AMBAC Insured)
5.00%                                                   01/01/36                         3,000                  2,917 (n)
New York City Industrial Development Agency
(FGIC Insured)
5.00%                                                   03/01/46                         6,000                  5,707 (n)
New York City Industrial Development Agency
(MBIA Insured)
5.00%                                                   03/01/36                         4,000                  3,889 (n)
New York City Municipal Water Finance Authority
4.50%                                                   06/15/38                         5,000                  4,665
5.00%                                                   06/15/37                         5,000                  5,051
New York City Transitional Finance Authority
5.50%                                                   11/01/19 - 05/01/25             19,070                 20,082 (m)
6.00%                                                   11/15/19                         3,750                  4,021 (m)
New York City Transitional Finance Authority (Series A)
5.30%                                                   11/15/09                         1,000                  1,040 (l)
New York City Transitional Finance Authority (Series B)
5.50%                                                   11/15/11                         1,250                  1,316
6.00%                                                   11/15/10 - 11/15/11              2,545                  2,729 (m)
New York City Transitional Finance Authority (Series C)
5.50%                                                   05/01/25                            30                     31 (m)
New York State Dormitory Authority
4.50%                                                   07/01/35                        10,000                  9,403
5.00%                                                   01/15/32 - 07/01/36             12,500                 12,539
6.50%                                                   12/01/21                         4,500                  4,683
New York State Dormitory Authority (FSA Insured)
5.00%                                                   08/15/36                         5,000                  5,015 (n)
New York State Dormitory Authority (Series A)
5.00%                                                   07/01/25                         2,550                  2,607
5.29%                                                   07/01/39                         4,000                  3,103 (d)
New York State Dormitory Authority (Series B)
5.25%                                                   11/15/23                        10,400                 10,952
5.38%                                                   07/01/20                         3,695                  3,994 (m)
6.50%                                                   08/15/10                         3,490                  3,736
6.50%                                                   08/15/10                             5                      5 (l)
New York State Dormitory Authority (Series C)
5.00%                                                   12/15/18 - 07/01/38             20,485                 21,574
New York State Dormitory Authority (Series D)
7.00%                                                   07/01/09                         2,055                  2,098 (l)
New York State Environmental Facilities Corp.
5.50%                                                   06/15/13                        10,000                 10,954
New York State Urban Development Corp.
5.50%                                                   07/01/16                         6,370                  6,383
5.50%                                                   07/01/16                           630                    630 (m)
                                                                                                              187,138

NORTH CAROLINA - 1.3%
Cary NC
5.00%                                                   03/01/21                         2,400                  2,502
Charlotte-Mecklenburg Hospital Authority
5.00%                                                   01/15/39                         3,000                  2,882
City of Charlotte NC
5.60%                                                   06/01/20                         2,800                  3,004 (m)
City of Charlotte NC (Series C)
5.00%                                                   07/01/24                         1,460                  1,502
City of Greensboro
5.25%                                                   06/01/23                         3,185                  3,464
North Carolina Capital Facilities Finance Agency
(Series A)
5.00%                                                   10/01/41                         7,250                  7,323
University of North Carolina (Series A) (MBIA Insured)
5.00%                                                   10/01/18                         2,750                  2,896 (n)
                                                                                                               23,573

OHIO - 4.1%
American Municipal Power-Ohio Inc.
5.00%                                                   02/15/38                        10,000                  9,655
City of Columbus OH
4.50%                                                   06/01/32                         1,500                  1,424
City of Columbus OH (Series A)
4.75%                                                   06/01/31                         6,000                  5,967
County of Cuyahoga OH
6.00%                                                   01/01/32                        10,000                 10,415
County of Franklin (Series C)
5.00%                                                   05/15/21                         2,685                  2,717
5.25%                                                   05/15/24                         1,400                  1,422
County of Hamilton OH (Series A) (MBIA Insured)
5.00%                                                   12/01/19                         4,250                  4,413 (n)
County of Hamilton OH (Series B) (AMBAC Insured)
5.25%                                                   12/01/32                         1,520                  1,530 (n)
5.25%                                                   12/01/32                         5,980                  6,305 (m,n)
Franklin County Convention Facilities Authority
5.00%                                                   12/01/25 - 12/01/27              3,955                  4,086
Ohio State Higher Educational Facility Commission
5.20%                                                   11/01/26                         9,450                 10,161 (m)
Ohio State University (Series A)
5.25%                                                   12/01/11                         3,150                  3,362
Ohio State Water Development Authority
5.50%                                                   12/01/20                         5,000                  5,448 (m)
State of Ohio
5.00%                                                   11/01/32                         3,600                  3,637
Steubenville Oh
6.38%                                                   10/01/20                         1,660                  1,791 (m)
                                                                                                               72,333

OKLAHOMA - 1.0%
Claremore Public Works Authority (Series A)
(FSA Insured)
5.25%                                                   06/01/34                         6,315                  6,952 (m,n)
Oklahoma Transportation Authority (Series A)
(AMBAC Insured)
5.25%                                                   01/01/15                         8,005                  8,432 (n)
5.25%                                                   01/01/15                         1,120                  1,193 (m,n)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                                   10/01/22                         2,000                  2,013 (n)
                                                                                                               18,590

PENNSYLVANIA - 5.7%
Allegheny County Hospital Development Authority
5.00%                                                   11/15/28                        14,500                 12,005
Commonwealth of Pennsylvania
4.38%                                                   05/15/28                        10,000                  9,496
Commonwealth of Pennsylvania (FSA Insured)
5.38%                                                   07/01/17                        10,000                 11,142 (n)
Montgomery County Higher Education & Health Authority
(AMBAC Insured)
5.00%                                                   10/01/09                         2,405                  2,432 (n)
5.10%                                                   10/01/10                         2,670                  2,700 (n)
Northampton County General Purpose Authority (Series A)
5.50%                                                   08/15/35                         4,000                  3,853
Pennsylvania Higher Educational Facilties Authority
5.50%                                                   07/15/38                        10,750                 10,763 (m)
6.00%                                                   05/01/30                         5,000                  5,216
Pennsylvania Industrial Development Authority
(AMBAC Insured)
5.50%                                                   07/01/17                         3,100                  3,271 (n)
Pennsylvania Turnpike Commission (Series A)
(AMBAC Insured)
5.00%                                                   12/01/23                         1,665                  1,704 (m,n)
5.00%                                                   12/01/23                           460                    466 (n)
5.00%                                                   12/01/23                         2,875                  2,930 (l,n)
5.25%                                                   12/01/32                        12,695                 12,915 (n)
Philadelphia Authority for Industrial Development
5.25%                                                   09/01/36                         1,750                  1,503
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                   12/01/10                           520                    546 (m,n)
5.45%                                                   12/01/11                           440                    463 (m,n)
5.55%                                                   12/01/12                         1,015                  1,069 (m,n)
5.60%                                                   12/01/13                         1,125                  1,186 (m,n)
5.70%                                                   12/01/14                         1,245                  1,315 (m,n)
5.75%                                                   12/01/15 - 12/01/16              2,330                  2,463 (m,n)
Southcentral General Authority
5.38%                                                   05/15/28                         4,100                  4,393 (m)
5.38%                                                   05/15/28                           900                    938 (l)
State Public School Building Authority (FSA Insured)
5.25%                                                   06/01/27                         8,000                  8,672 (m,n)
                                                                                                              101,441

RHODE ISLAND - 0.2%
Rhode Island Health & Educational Building Corp.
(Series A) (FSA Insured)
4.75%                                                   05/15/29                         4,000                  3,861 (n)

SOUTH CAROLINA - 6.9%
Beaufort County SC (MBIA Insured)
5.50%                                                   06/01/17 - 06/01/18              4,150                  4,449 (n)
Berkeley County School District
5.25%                                                   12/01/24                        15,000                 15,126
Charleston Educational Excellence Finance Corp.
5.25%                                                   12/01/27 - 12/01/30             24,000                 24,192
City of Greenville SC
5.13%                                                   02/01/22                         5,195                  5,360
Greenville County School District
5.25%                                                   12/01/21                         2,000                  2,069
5.50%                                                   12/01/28                        16,725                 18,296 (m)
Lexington County SC
5.50%                                                   11/01/13                         5,000                  5,319
South Carolina Educational Facilities Authority
(Series A)
5.00%                                                   10/01/38                         9,600                  9,496
South Carolina State Public Service Authority
(Series B) (FSA Insured)
5.13%                                                   01/01/32                        17,000                 17,296 (n)
5.50%                                                   01/01/36                         5,000                  5,369 (m,n)
South Carolina Transportation Infrastructure Bank
(Series A) (MBIA Insured)
5.50%                                                   10/01/30                        11,000                 11,530 (m,n)
South Carolina Transportation Infrastructure Bank
(Series B) (AMBAC Insured)
5.20%                                                   10/01/22                         5,000                  5,331 (m,n)
                                                                                                              123,833

TENNESSEE - 1.0%
Johnson City Health & Educational Facilities Board
(Series A)
5.50%                                                   07/01/36                         5,000                  4,625
Knox County Health Educational & Housing Facilities
Board
5.25%                                                   04/01/36                        10,000                  9,349
Knox County Health Educational & Housing Facilities
Board (Series B) (MBIA Insured)
7.25%                                                   01/01/09                         4,500                  4,611 (n)
                                                                                                               18,585

TEXAS - 5.3%
City of Austin TX
5.38%                                                   09/01/16 - 09/01/17             10,350                 10,695 (m)
City of Austin TX (Series A) (AMBAC Insured)
5.50%                                                   11/15/16                         5,450                  6,014 (n)
City of Dallas TX (Series A) (AMBAC Insured)
5.00%                                                   08/15/20                         4,675                  4,726 (n)
City of Houston TX (Series A) (FSA Insured)
5.25%                                                   05/15/22                        16,000                 16,654 (n)
City of Houston TX (Series B) (AMBAC Insured)
5.75%                                                   12/01/14                         5,000                  5,477 (m,n)
City of Plano TX
4.88%                                                   09/01/19                         1,500                  1,542 (m)
McKinney Independent School District
5.25%                                                   02/15/20                         2,000                  2,115
North Central Texas Health Facility Development Corp.
5.13%                                                   05/15/22                         4,500                  4,506
North Texas Tollway Authority (Series A)
5.63%                                                   01/01/33                         1,500                  1,504
5.75%                                                   01/01/40                        10,000                 10,029
San Antonio Independent School District (Series A)
5.38%                                                   08/15/19 - 08/15/20              6,250                  6,671 (m)
Texas Municipal Gas Acquisition & Supply Corp. II
2.13%                                                   09/15/17                        18,500                 16,773 (i)
University of Houston (MBIA Insured)
5.50%                                                   02/15/30                         8,000                  8,354 (m,n)
                                                                                                               95,060

UTAH - 0.3%
City of Salt Lake City UT
5.13%                                                   06/15/19                         3,715                  3,881
Murray UT (MBIA Insured)
4.75%                                                   05/15/20                         2,285                  2,261 (n)
                                                                                                                6,142

VERMONT - 0.4%
University of Vermont & State Agricultural College
(AMBAC Insured)
5.13%                                                   10/01/27                         1,000                  1,074 (m,n)
Vermont Educational & Health Buildings Financing
Agency (Series A)
5.00%                                                   10/31/46                         6,000                  5,959
                                                                                                                7,033

VIRGINIA - 2.5%
Chesterfield County Industrial Development Authority
5.88%                                                   06/01/17                         3,000                  3,137
City of Norfolk
4.75%                                                   11/01/32 - 11/01/38             17,130                 16,500
City of Norfolk VA (MBIA Insured)
5.88%                                                   11/01/20                         1,920                  1,923 (n)
University of Virginia
5.00%                                                   06/01/40                        10,000                 10,187
Virginia College Building Authority
4.38%                                                   02/01/28                         6,135                  5,821
Virginia Commonwealth Transportation Board (Series A)
5.75%                                                   05/15/21                         1,945                  2,030 (m)
Virginia Resources Authority (Series A)
5.13%                                                   11/01/34                         5,000                  5,107
                                                                                                               44,705

WASHINGTON - 1.8%
Central Puget Sound Regional Transportation
Authority/WA (Series A)
5.00%                                                   11/01/36                        10,000                 10,096
County of King
5.50%                                                   12/01/13                           970                  1,068 (l)
County of King WA
5.50%                                                   12/01/13                         4,880                  5,347
5.50%                                                   12/01/13                         4,150                  4,571 (l)
Seattle Museum Development Authority
5.13%                                                   04/01/31                        10,000                 10,185
                                                                                                               31,267

WEST VIRGINIA - 0.2%
West Virginia Housing Development Fund (Series B)
5.30%                                                   05/01/24                         4,000                  4,025
West Virginia Housing Development Fund (Series C)
5.35%                                                   11/01/27                           360                    361
                                                                                                                4,386

WISCONSIN - 0.5%
State of Wisconsin (Series 1) (AMBAC Insured)
5.75%                                                   07/01/14                         2,990                  3,223 (n)
State of Wisconsin (Series A)
5.30%                                                   07/01/18                         5,800                  6,087 (m)
                                                                                                                9,310

TOTAL INVESTMENT IN SECURITIES                                                                              1,772,422
(COST $1,748,270)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Trust                                                                                              453 (k)
(COST $596)

TOTAL INVESTMENT IN SECURITIES                                                                              1,772,875
(COST $1,748,866)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.3%
State Street Corp.
1.40%                                                   07/01/08                         4,912                  4,912 (e)
(COST $4,912)

TOTAL INVESTMENTS                                                                                           1,777,787
(COST $1,753,778)

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                        7,107
                                                                                                       --------------
NET ASSETS - 100.0%                                                                                    $    1,784,894
                                                                                                       ==============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $9,039; $16,912 and $21,753; or 3.36%, 0.95%, and 6.18% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2008 (as a percentage of net assets) as follows:

         AMBAC             10.65%
         MBIA              10.48%
         FSA               10.41%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

(s) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+        Percentages are based on net assets as of June 30, 2008.

*        Less than 0.1%

**       Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Tax-Exempt Income Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$0            $1,777,787      $-            $1,777,787
Other Financial
   Instruments  $-            $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 06/30/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 18, 2008